Financial Instruments and Risk Management - Schedule of Contractual Maturities of its Financial Liabilities (Details) - CAD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Less than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 84,794	$ 88,432
Risk management contracts		72,906
Lease liabilities and other	[1]	1,521	3,457
Debt	[2]
Total financial liabilities		159,221	91,889
Greater than one year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Risk management contracts		7,500
Lease liabilities and other	[1]	6,408	2,787
Debt	[2]	4,148
Total financial liabilities		$ 18,056	$ 2,787

[1]	Amounts represent the expected undiscounted cash payments.
[2]	Amounts represent undiscounted principal only and exclude interest and transaction costs.